Other Assets	3 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Other Assets

As of December 31, 2014 and 2013, the outstanding balance of other assets was $3,739,925 and $3,150,428, respectively.  The $3,739,925 balance of other assets is comprised largely of a $3.1 million performance bond for an international customer.  The Company anticipates this restricted cash will be unrestricted and available to the Company on September 5, 2018.